Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Expenses
Consultants and directors fees	$ 167,767	$ 127,833	$ 353,751
Exploration and evaluation costs	1,820,673	1,609,121	246,101
General and administrative	17,780	16,476	12,245
Investor relations	865,808	988,025	198,012
Professional fees	144,396	87,168	60,370
Salaries, fees and benefits	200,000	188,021	146,500
Shareholder communications	196,546	763,095	289,024
Share-based payments	2,190,000	632,450	990,321
Loss before other items	(5,602,970)	(4,412,189)	(2,296,324)
Other income (expenses)
Interest income	212	156	38
Gain on option of exploration and evaluation assets	832,302
Other income (expenses)	(2,000)
Loss on foreign exchange	(15,850)
Loss on marketable securities	(66,899)
Flow-through recovery	185,872	200,961
Write-down of exploration and evaluation assets	(1,081,250)	(480,250)	(163,375)
Total other income (expense)	(147,613)	(279,133)	(163,337)
Net Loss and comprehensive loss for the year	$ (5,750,583)	$ (4,691,322)	$ (2,459,661)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.22)	$ (0.28)	$ (0.27)
Weighted average number of shares outstanding – basic (in Shares)	26,392,018	16,589,650	9,227,702